OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Non-Current Assets

As at December 31 (millions of dollars)	2025	2024
Deferred pension assets (Note 18)	610	647
Investments in associates[1]	261	—
Right-of-Use assets (Note 21)	42	54
Other long-term assets	62	60
	975	761
1 On March 4, 2025, Hydro One Networks completed the acquisition of an approximate 48% interest in the EWT LP for approximately $261 million in cash, including closing adjustments.